UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22706

The DMS Funds

(Exact name of registrant as specified in charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of principal executive offices)(Zip code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 671-2520

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	DMS India MidCap Index Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 77.35%

Agrochemicals - 1.05%
774	Chambal Fertilizers & Chemicals, Ltd.	$ 953
1,055	Jain Irrigation Systems, Ltd.	1,439
37	Pfizer, Ltd.	805
		3,197
Auto - 1.14%
501	Amtek Auto, Ltd.	804
5,391	Ashok Leyland, Ltd.	2,642
		3,446
Bank - 9.48%
804	Allahabad Bank	2,485
951	Andhra Bank	2,038
96	Corporation Bank	805
1,441	IDBI Bank, Ltd.	2,920
354	Indian Bank	1,283
856	Indian Overseas Bank	1,333
96	Jammu & Kashmir Bank, Ltd.	2,260
423	Karur Vysya Bank Ltd.	4,318
493	Oriental Bank of Commerce	3,139
723	Syndicate Bank	1,685
823	Uco Bank	1,179
878	Union Bank of India	4,380
801	Vijaya Bank	907
		28,732
Cement Products - 2.33%
548	Madras Cements, Ltd.	2,450
948	India Cements, Ltd.	1,566
36	Shree Cements, Ltd.	3,041
		7,057
Chemicals - 2.58%
1,336	United Phosphorus, Ltd.	3,163
722	Tata Chemicals, Ltd.	4,647
		7,810
Computers Software - 2.62%
236	Tech Mahindra, Ltd.	4,001
66	Oracle Financial Services Software, Ltd. *	3,952
		7,953
Construction - 3.39%
245	Bhushan Steel, Ltd.	2,139
5,045	GMR Infrastructure, Ltd. *	1,775
2,876	Gvk Power & Infrastructures, Ltd. *	709
1,096	Housing Development & Infrastructure, Ltd. *	2,222
523	Irb Infrastructure Developers, Ltd.	1,215
318	Mphasis, Ltd.	2,223
		10,283
Consumer - 7.55%
129	Bata India, Ltd.	2,034
241	Britannia Industries, Ltd.	2,186
123	Jubilant Foodworks, Ltd. *	2,882
1,002	Marico, Ltd.	3,973
40	Procter & Gamble Hygiene & Health Care, Ltd.	2,004
1,705	Tata Global Beverages, Ltd.	4,959
288	United Breweries Ltd.	4,860
		22,898
Diversified - 4.29%
212	Aditya Birla Nuvo, Ltd.	4,224
229	Century Textile & Industries, Ltd.	1,726
2,814	Lanco Infratech, Ltd. *	693
592	Max India, Ltd.	2,601
789	Motherson Sumi Systems, Ltd.	2,844
838	Punj Lloyd, Ltd.	914
		13,002
Electrical Equipment - 0.56%
147	Havell's India, Ltd.	1,702

Electronics - 1.40%
85	Bharat Electronics, Ltd.	2,021
1,602	Dish TV India, Ltd. *	2,214
		4,235
Engineering - 3.47%
228	ABB, Ltd.	2,905
288	Engineers India, Ltd.	1,199
1,494	Pipavav Defence & Offshore Engineering Co. *	2,476
177	Thermax, Ltd.	1,985
1,018	Voltas, Ltd.	1,960
		10,525
Financial - 6.36%
242	Bajaj Finserv, Ltd.	3,976
1,052	Hexaware Technologies, Ltd.	1,628
2,682	IFCI, Ltd.	1,634
666	Indiabulls Financial Services, Ltd.	3,312
1,066	Indiabulls Real Estate, Ltd. *	1,451
171	Mahindra & Mahindra Financial Services, Ltd.	3,416
444	Reliance Capital, Ltd.	3,874
		19,291
Gas - 1.68%
293	Indraprastha Gas, Ltd.	1,326
1,315	Petronet Lng, Ltd.	3,758
		5,084
Healthcare - 4.21%
329	Apollo Hospitals Enterprises, Ltd.	4,710
216	Cadila Healthcare, Ltd.	3,543
809	Opto Circuits (I), Ltd.	1,577
310	Piramal Enterprises, Ltd.	2,942
		12,772
Hotels - 1.13%
766	Eih, Ltd.	971
2,147	Indian Hotels Co., Ltd.	2,461
		3,432
Industrial - 0.65%
352	Godej Industries, Ltd.	1,985

Media & Entertainment - 0.89%
347	Sun TV Network, Ltd.	2,695

Mining - 0.80%
979	Hindustan Zinc, Ltd.	2,423

Oil - 1.14%
634	Castrol, Ltd.	3,453

Oil Production - 2.23%
737	Hindustan Petroleum Corp., Ltd.	3,898
336	Oil India, Ltd.	2,846
		6,744
Paints - 0.46%
69	Kansai Nerolac Paints, Ltd.	1,400

Personal Care - 1.92%
443	Godrej Industries, Ltd.	5,817

Pharmaceuticals - 6.47%
554	Aurobindo Pharma, Ltd.	1,908
301	Biocon, Ltd.	1,570
287	Divi's Laboratories, Ltd.	5,763
549	Glenmark Pharmaceuticals, Ltd.	5,276
38	Sanofi India, Ltd.	1,592
176	Strides Arcolab, Ltd.	3,507
		19,616
Plastics - 0.29%
743	Sintex Industries, Ltd.	881

Power - 3.76%
1,289	Adani Power, Ltd. *	1,446
239	Cesc, Ltd.	1,381
1,579	JSW Energy, Ltd.	1,952
6,784	Nhpc, Ltd.	3,139
3,242	Suzlon Energy, Ltd. *	1,094
676	Torrent Power, Ltd.	2,379
		11,391
Real Estate - 1.03%
5,095	Unitech, Ltd. *	3,117

Refineries - 0.56%
1,221	Gujarat State Petronet, Ltd.	1,704

Rubbers & Plastics - 0.77%
10	MRF, Ltd.	2,331

Shipping - 0.94%
442	Great Eastern Shipping Co. Ltd.	2,125
725	Shipping Corporation of India, Ltd. *	713
		2,838
Steel Products - 0.86%
568	Bharat Forge, Ltd.	2,603

Sugar - 0.32%
1,705	Shree Renuka Sugars, Ltd. *	984

Textiles - 0.37%
583	Welspun Corp., Ltd.	1,128

Tyres - 0.63%
1,175	Apollo Tyres, Ltd.	1,902

TOTAL FOR COMMON STOCKS (Cost $226,185) - 77.35%		$ 234,431

FOREIGN CURRENCY - 11.16%
33,814	Indian Rupee *	33,814

TOTAL FOR FOREIGN CURRENCY (Cost $33,814) - 11.16%		$ 33,814

SHORT TERM INVESTMENTS - 8.91%
27,002	Fidelity Institutional Money Market Portfolio 0.26% (Cost $27,002) **	27,002

TOTAL FOR SHORT TERM INVESTMENTS (Cost $27,002) - 8.91%		$ 27,002

TOTAL INVESTMENTS (Cost $287,001) - 97.41%		$ 295,247

OTHER ASSETS LESS LIABILITIES - 2.59%		7,841

NET ASSETS - 100.00%		$ 303,088

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $287,001 amounted to $8,246, which consisted of aggregate gross unrealized appreciation of $10,943 and aggregate gross unrealized depreciation of $2,697.

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$234,431	$0	$0	$234,431
Foreign Currency	$33,814	$0	$0	$ 33,814
Cash Equivalents	$27,002	$0	$0	$27,002
Total	$295,247	$0	$0	$295,247

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: February 25, 2013

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: February 25, 2013